Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues		$ 383,375
Selling, general and administrative expenses	387,160	158,957
Loss from operations	(387,160)	224,418
(Loss)/Gain before income tax	(387,160)	224,418
Income tax expense
Net (loss)/ gain for the period	(387,160)	224,418
Other comprehensive (loss)/income:
Foreign currency translation adjustment	77,667	(27,522)
Comprehensive (loss)/income	$ (309,493)	$ 196,896
Basic and diluted (loss)/ gain per common share	$ (0.02)	$ 0.01
Basic and diluted weighted average common shares outstanding	16,191,529	16,191,529